UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS 94.50%

Air Transportation, Scheduled- .64%
5,651	Alaska Air Group	$ 350,136
1,163	Copa Holdings SA CL A	149,597
		$ 499,733
Aircraft Parts & Auxiliary Equipment, Nec - 0.06%
678	Heico Corp Class A	48,104

Apparel & Other Finished Products of Fabrics & Similar Material - 1.57%
11,020	Carter's, Inc.	1,147,182
830	Lululemon Athletica, Inc.*	73,970
		1,221,152
Auto Controls - .86%
7,809	Ingersoll-Rand Plc Shs	667,748

Beverages - 1.60%
10,463	Dr. Pepper Snapple Group, Inc.	1,238,610

Biological Products (No Diagnostic Substances) - .08%
716	Neurocrine Bioscience, Inc. *	59,378

Carpets & Rugs - 0.47%
1,564	Mohawk Inds, Inc. *	363,192

Cement, Hydroulic - 0.05%
339	Eagle Materials, Inc. *	34,934

Chemicals & Allied Products - 0.71%
1,975	FMC Corp.	151,226
13,700	Huntsman Corp.	400,725
		551,951
Computer Communications Equipment - 0.10%
521	F5 Networks, Inc.*	75,342

Computer Peripheral Equipment, NEC - 0.62%
2,670	Palo Alto Networks*	484,658

Cutlery, Handtools & General Hardware - 0.04%
215	Snap On, Inc. Com	31,721

Electrical Work - 1.37%
31,002	Quanta Services, Inc.*	1,064,919

Electromedical & Electrotherapeutic Apparatus - .09%
544	Varian Medical Systems, Inc. *	66,722

Electronic Components & Accessories - 0.06%
393	Hubbell, Inc. Com	47,860

Electronic Connectors - .42%
3,757	Amphenol Corp.	323,590

Engines & Turbines - .28%
1,142	Brunswick Corp. Com	67,823
943	Cummins, Inc.	152,851
		220,674
Fabricated Rubber Products, Nec - .05%
400	West Pharmaceutical Scsv, Inc. C	35,316

Food & Kindred Products - .49%
8,704	Campbell Soup Company	376,970

Footwear, (No Rubber) - 0.39%
7,800	Skechers U.S.A., Inc. *	303,342

General Bldg Contractors - Residentail Bldgs - 0.71%
9,366	Fortune Brands Home & Security	551,564

General Industrial Machinery & Equipment - 0.24%

1,332	Zebra Technolgies Corp. CL A *	185,401

Grain Mill Products - 0.58%
6,919	Kellogg Co.	449,804

Hotels & Motels - 0.62%
5,977	Choice Hotels Intl, Inc.	479,057

Industrial & Comercial Fans & Blowers & Air Purifing Equipment - 1.01%
17,468	Donaldson Co.	786,933

Industrial Instruments For Measurement, Display & Control - .51%
6,452	Cognex Corp Com	335,439
206	Roper Industries, Inc.	57,822
		393,262
Industrial Organic Chemicals - .92%
1,148	International Flavors & Fragrances, Inc.	157,173
257	NewMarket Corp.	103,232
4,055	Westlake Chemical Corporation	450,713
		711,118
Laboratory Analytical Instruments - 3.16%
618	Agilent Technologies, Inc. *	41,344
9,108	Bruker Corp Com	272,511
3,077	Illumina, Inc. *	727,464
68	Mettler Toledo International, Inc. *	39,102
562	Perkinelmer, Inc.	42,555
6,680	Waters Corp Com *	1,326,982
		2,449,959
Leather & Leather Products - 0.08%
1,045	Michael Kors Holding, Ltd. *	64,874

Measuring & Controlling Devices, Nec - .65%
2,917	Rockwell Automation, Inc.	508,141

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.27%
1,241	Cintas Corp. *	211,690

Metal Mining - 0.09%
1,297	Southern Copper Corp Del Com	70,271

Metalworking Machinery & Equipment - 1.02%
8,793	Lincoln Electric Holdings, Inc.	790,930

Millwood, Veneer. Plywood, & Structural Wood Members - 0.46%
8,818	Masco Corp Com	356,600

Mineral Royalty Traders - .12%
1,123	Royal Gold, Inc. Com	96,432

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .45%
170	Martin Marietta Materials, Inc.	35,241
2,750	Vulcan Materials Co.	313,968
		349,209
Miscellaneous Electrical Macinery, Equipment & Supplies - .75%
9,800	Energizer Holding, Inc.	583,884

Miscellaneous Food Preparation & Kindred Products - .09%
623	McCormick & Co., Inc. *	66,281

Motor Homes - 0.70%
4,726	Thor Industries, Inc.	544,293

Motor Vehicle Parts & Accessories - 2.14%
3,906	Aptiv PLC	331,893
809	Borgwarner, Inc.	40,636
1,302	Delphi Automotive Plc Shs	62,040
1,874	Gentex Corp.	43,139
6,349	Lear Corp.	1,181,485
		1,659,194
Motor Vehicle & Passenger Car Bodies - 1.09%
6,318	WABCO Holdings, Inc. *	845,791

Motors & Generators - .09%
893	Ametek, Inc.	67,841

Ophthalmic goods - 1.29%
4,367	The Cooper Companies, Inc.	999,213

Optical Instruments & Lenses - 1.65%
11,775	Kia-Tencor Corporation	1,283,593

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.02%
3,136	Align Technology, Inc. *	787,544
5,571	Edwards Lifesciences Corp. *	777,266
		1,564,810
Paints, Varnishes, Lacquers, Enamels & Allied Prods - .39%
6,289	RPM International, Inc.	299,797

Paperboard Containers & Boxes - 1.72%
11,862	Packaging Corp Amer Com	1,336,847

Pharmaceutical Preparations - 3.09%

8,353	Acadia Pharmaceuticals, Inc. *	187,692
756	Alkermes, Plc. *	43,818
5,850	Biomarin Pharmaceutical, Inc. *	474,260
1,822	Intercept Pharmaceuticals, Inc. *	112,089
7,787	Ionis Pharmaceuticals, Inc. *	343,251
15,334	Opko Health, Inc. Com *	48,609
14,195	Zoetis Inc. Cl A	1,185,424
		2,395,143
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.15%
1,163	Celanese Corp Del Com Ser A	116,544

Plastic Material, Synth Resin & Nonvulcan Elastomers - 1.17%
13,999	Hexcel Corp New Com	904,195

Plastics Products, Nec - 1.23%
3,613	Aptargroup, Inc.	324,556
10,500	Armstrong World Inds, Inc. New C *	591,150
774	Tupperware Brands Corp.	37,446
		953,152
Poultry Slaughering And Processing - 0.86%
27,245	Pilgrims Pride Corp New Com *	670,499

Pumps & Pumping Equipment - 0.05%
542	Xylem, Inc. Com	41,691

Radio Broadcasting Stations - 1.46%
25,022	Pandora Media, Inc. *	125,861
160,767	Sirius XM Radio, Inc.	1,003,186
		1,129,047
Radiotelephone Communications - .61%
1,861	Arista Networks, Inc. *	475,113

Retail-Auto & Home Supply Stores - 1.79%
996	AutoZone, Inc. *	646,095
3,005	O'reilly Automotive, Inc. *	743,377
		1,389,472
Retail-Auto Dealers & Gasoline Stations - .47%
7,184	Copart, Inc. *	365,881

Retail-Building Materials, Hardware, Garden Supply - 1.30%
13,777	Fastenal Co.	752,086
4,129	Tractor Supply Co.	260,210
		1,012,296
Retail-Department Stores - .09%
496	Burlington Stores, Inc. Com *	66,042

Retail-Eating & Drinking Places - .13%
1,740	Dunkin' Brands Group	103,861

Retail-Family Clothing Stores - 1.14%
12,581	GAP, Inc.	392,527
6,335	Ross Stores, Inc.	494,003
		886,531
Retail-Home Furniture, Furnishings & Equipment Stores - 0.61%
8,901	Williams-Sonoma, Inc.	469,617

Retail-Retail Stores, Nec - 1.09%
4,155	Ulta Salon Cosmetics & Frag, Inc. *	848,742

Retail-Shoe Stores - .65%
11,102	Footlocker, Inc.	505,585

Retail-Variety Stores - 1.33%
11,068	Dollar General Corp. *	1,035,411
1,861	Dollar Tree, Inc. Com	176,609
		1,212,020
Semiconductors & Related Devices - 4.94%
7,050	Advanced Micro Devices *	70,853
4,210	IPG Photonics Corp. *	982,530
15,341	Microchip Technology, Inc.	1,401,554
3,001	Microsemi Corp. Com *	194,225
2,619	Qorvo, Inc. *	184,509
9,566	Skyworks Solution, Inc.	959,087
555	Xiliax, Inc. Com	40,093
		3,832,850
Services-Advertising Agencies - .30%
6,088	Interpublic Group Cos, Inc. Com	140,207
1,325	Omnicom Group, Inc.	96,288
		236,494
Services-Business Services, NEC - 1.99%
1,519	Athenahealth, Inc. *	217,263
6,121	Broadridge Financial Solutions	671,412
2,961	CDK Global, Inc. Com	187,550
433	Costar Group, Inc. *	157,040
5,788	Zillow Group, Inc. Cl C Cap Stk *	311,394
		1,544,660
Services-Commercial Physical & Biological Research - 1.09%
6,438	Charles River Laboratories Int *	687,192
1,879	Incyte Corp. *	156,577
		843,769
Services-Computer Integrated Systems - 1.46%

4,893	Center Corporation *	283,794
8,996	Godaddy, Inc. Class A *	552,534
2,474	Jack Henry & Associates, Inc.	299,230
		1,135,559
Services-Computer Processing & Data Preparation - .90%
5,495	Workday, Inc. Class A *	698,469

Services-Computer Programming & Data Preparation - 1.95%
12,773	VeriSign, Inc. *	1,514,367

Services-Computer Programming, Data Processing, Etc. - 3.20%
2,209	Factset Resh Sys, Inc. Com	440,519
23,592	IHS Markit Ltd *	1,138,078
4,979	Red Hat, Inc. *	744,410
5,600	Twitter, Inc. Com *	162,456
		2,485,463
Services-Consumer Credit Report - 4.11%
4,153	Equifax, Inc.	489,265
9,631	Moodys Corp. Com	1,553,480
20,142	TransUnion *	1,143,663
		3,186,408
Services-Management Consulting Services - 1.31%
26,211	Booz Allen Hamilton Hldg Corp.	1,014,890

Services-Management Services - 1.62%
10,720	Gartner, Inc. *	1,260,886

Services-Miscellaneous Amusement & Recreation - 0.04%
550	Six Flags Entertainment Corp.	34,243

Services-Personal Services - 0.51%
15,536	H&R Block, Inc.	394,770

Services-Prepackaged Software - 9.50%
2,688	Atlassian Corp. Plc Cl A *	144,937
2,824	Autodesk, Inc. *	354,638
4,845	Cadence Design Systems, Inc. *	178,151
15,660	Citrix Systems, Inc *	1,453,248
5,932	Servicenow, Inc. *	981,449
5,174	Splunk, Inc. *	509,070
11,564	Square, Inc. Class A *	568,949
10,029	SS&C Technologies Holdings, Inc. Co	537,956
2,081	Synopsys, Inc. Com *	173,222
11,275	Tableau Software, Inc. Cl A *	911,246
1,526	Take-Two Interactive S	149,212
4,987	Tyler Technologies, Inc. Com *	1,052,058

608	Ultimate Software Group, Inc. Co. *	148,170
2,860	Veeva Sys Inc, Class A Com *	208,837
		7,371,142
Special Industry Machinery, NEC - 2.03%
7,738	Lam Research Corp.	1,572,052

Specialty Cleaning, Polishing and Sanitation Preparations - 0.90%
5,250	Clorox Co Del Com	698,828

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.16%
20,373	Steel Dynamics, Inc.	900,894

Sugar & Confectionery Products - 0.40%
3,162	Hershey Co. Com	312,912

Surgical & Medical Instruments & Apparatus - .93%
5,890	Dexcom, Inc. Com *	436,802
2,800	Hill-Rom Holdings, Inc.	243,600
454	Resmed, Inc.	44,705
		725,108
Transportation Services - .73%
2,374	Expedia, Inc.	262,113
3,000	XPO Logistics, Inc. *	305,430
		567,543
Trucking (No Local) - 1.71%
11,309	Hunt J.B. Transport Services, Inc.	1,324,849

Wholesale-Drugs, Proprietaries & Druggists' Sundries - .43%
4,491	Nu Skin Eterprises, Inc.	331,032

Wholesale-Durable Goods - 0.93%
2,443	Grainger W.W.	689,586
930	HD Supply Holdings, Inc. *	35,284
		724,870
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.27%
14,622	Henry Schein, Inc. *	982,745

Z-Ray Apparatus & Tubes & Related Irradiationa Apparatus Total - .86%
17,909	Hologic, Inc. Com *	669,080

TOTAL FOR COMMON STOCKS (Cost $61,800,557) - 94.50%		$ 73,332,015

REAL ESTATE INVESTMENT TRUSTS 2.90%
1,280	CubeSmart	36,096
10,067	Equity Lifestyle Properties	883,581
2,924	Extra Space Storage, Inc.	255,441

8,901	Federal Realty Investment Trust	1,033,495
715	Lamar Advertising Co.	45,517
		2,254,129

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,392,029) - 2.90%		$ 2,254,129

TOTAL INVESTMENTS (Cost $66,203,042) ** - 97.41%		$ 75,586,145

OTHER ASSETS LESS LIABILITIES - 2.59%		2,010,735

NET ASSETS - 100.00%		$ 77,596,880

* Non-income producing securities during the period.

** At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,203,042 amounted to $11,393,558, which consisted of aggregate gross unrealized appreciation of $13,695,444 and aggregate gross unrealized depreciation of $2,301,886.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,203,042 amounted to $11,393,558, which consisted of aggregate gross unrealized appreciation of $13,695,444 and aggregate gross unrealized depreciation of $2,301,886.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 73,332,015	$0	$0	$73,332,015
Real Estate Investment Trust		$ 2,254,129	$0	$0	$2,254,129
Total		$ 75,586,145	$0	$0	$75,586,145

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2018

Shares		Value

COMMON STOCKS - 7.10%

Beverages - 0.43%
2,161	PepsiCo, Inc.	$ 235,873
5,494	The Coca-Cola Co.	238,604
		474,478
Construction, Mining & Materials Handling Machinery & Equipment - 0.22%
2,459	Dover Corp.	241,523

Converted Paper & Paperboard Products - 0.21%
2,150	Kimberly-Clark Corp.	236,780

Cutlery, Handtools & General Hardware - 0.21%
1,519	Stanley Black & Decker, Inc.	232,711

Electromedical & Electrotherapeutic Apparatus - 0.22%
3,006	Medtronic, Inc.	241,141

Electronic & Other Electrical Equipment - 0.22%
3,544	Emerson Electric Co.	242,055

Fats & Oils - 0.23%
5,844	Archer-Daniels-Midland Co.	253,454

General Industrial Machinery & Equipment - 0.21%
1,496	Illinois tool Works, Inc.	234,363

Household Appliances - 0.22%
3,796	Smith(A.O.) Corp.	241,388

Household Furniture - 0.21%
5,384	Leggett & Platt, Inc.	238,834

Industrial Inorganic Chemicals - 0.42%
1,532	Air Products & Chemicals, Inc.	243,634
1,582	Prazair, Inc.	228,283
		471,917

Industrial Instruments for Measurement - 0.22%
860	Roper Industries, Inc.	241,393

Men's & Boys Furnishings - 0.45%
1,570	Cintas Corp.*	267,811
3,093	V.F. Corp.	229,253
		497,064
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Co., Inc.	254,804

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
3,485	Colgate-Palmolive Co.	249,805

Pharmaceutical Preparations - 0.62%
4,170	Abbott Laboratories	249,866
2,130	AbbVie, Inc.	201,605
1,862	Johnson & Johnson	238,615
		690,086
Retail-Building Materials, Hardware, Garden Supply - 0.21%
606	The Sherwin-Williams Co.	237,625

Retail-Drug Stores & Proprietary Store - 0.20%
3,418	Walgreen Co.	223,776

Retail-Lumber & Other Building Materials - 0.19%
2,449	Lowe's Companies, Inc.	214,900

Services-Computer Processing & Data Preparation - 0.22%
2,173	Automatic Data Processing, Inc.	246,592

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
1,862	Ecolab, Inc.	255,224
2,979	The Procter & Gamble Co.	236,175
		491,399
Special Industry Machinery - 0.21%
3,444	Pentair PLC	234,640

Specialty Cleaning, Polishing & Sanita - 0.22%
1,878	The Clorox Co.	249,981

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.21%
3,859	Nucor Corporation	235,746

Surgical & Medical Instruments & Apparatus - 0.21%
1,051	3M Co.	230,716

Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
2,452	Genuine Parts Co.	220,288

Wholesale-Durable Goods - 0.24%
948	W.W. Grainger, Inc.	267,592

TOTAL FOR COMMON STOCKS (Cost $6,093,804) - 7.10%		7,895,050

REAL ESTATE INVESTMENT TRUSTS - 0.69%
1,532	Avalonbay Communities, Inc.	$ 251,953
2,186	Federal Realty Investment Trust	253,816
1,324	Public Storage	265,316
		771,086

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $914,903) - 0.69%		771,086

SUKUKS - 47.17%
Airlines - 0.54%
600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	603,000

Banks - 7.71%
2,300,000	ALHILA, 3.267%, 10/08/2018 (United Arab Emirates)	2,304,851
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,014,750
270,000	EXIM Sukuk Malaysia Bhd, 2.874%, 02/19/2019	269,779
2,000,000	SIB Sukuk Co, 2.843% 03/17/2020	1,983,400
2,500,000	SIB Sukuk Co, 2.95% 04/16/2018	2,502,275
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	500,602
		8,575,656
Communications Equipment - 1.99%
2,200,000	Axiata Spv2 Bhd Series 2, 3.466%, 11/19/2020 (United Arab Emirates)	2,208,213

Financial Services - 6.49%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	303,777
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,918,125
4,000,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (United Arab Emirates)	3,996,520
		7,218,422
Industry Chemicals - 0.90%
1,000,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024	999,264

Integrated Oils - 1.78%
2,000,000	Petronas Global Sukuk, 2.707%, 03/18/2020	1,984,680

Real Estate - 9.91%
1,500,000	DIFC Investments LLC, Note, 4.325%, 11/12/2024 (United Arab Emirates)	1,530,830
1,000,000	EMAARS Sukuk LTD, 4.564%, 06/18/2024 (United Arab Emirates)	1,023,950
2,500,000	EMAARM Sukuk LTD, 6.4%, 07/18/2019 (United Arab Emirates)	2,606,025

2,500,000	JAFZ Sukuk, 7.00%, 06/19/2019	2,618,125
500,000	MAF Sukuk, Ltd., Sr. Unsecd. Note, 4.5%, 11/03/2025 (Cayman Islands)	510,221
2,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	2,727,043
		11,016,194
Sovereigns - 9.47%
1,000,000	Hazine Mustesarligi Varli, 5.004%, 04/06/2023 (Turkey)	1,007,138
2,400,000	Indois Sukuk, 4%, 11/21/2018	2,416,200
1,000,000	Indonesia, Government of, 3.4%, 03/29/2022	986,300
300,000	Indonesia, Government of, 4.15%, 03/29/2027	297,000
400,000	KSA Sukuk LTD., 2.894%, 04/20/2022	389,000
1,000,000	Oman, Government Series 144A, 4.397% 06/01/2024	951,670
2,300,000	Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	2,352,684
1,400,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	1,372,000
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	756,240
		10,528,232
Superanationals - 2.98%
3,300,000	Isdb, 1.535%, 06/04/2018 (Saudi Arabia)	3,309,372

Transportation & Logistics - 0.90%
1,000,000	DP World Cresent Ltd, Sr. Unsecd. No	1,002,850

Utilities - 1.80%
1,000,000	Mazoon Assets, 5.2%, 11/08/2027	979,042
1,000,000	Saudi Electricty Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	1,022,827
		2,001,869
Wireless Telecommunications Services - 2.70%
3,000,000	QTELQD, 3.039%, 12/03/2018 (Qatar)	3,005,172

TOTAL FOR SUKUKS (Cost $53,341,978) - 47.17%		52,452,923

BANK DEPOSITS - 28.98%
1,000,000	Arab Banking Corp., NY Branch, 1.83%, 04/12/2018 (Bahrain)	1,000,000
1,017,139	Arab Banking Corp., NY Branch, 1.93%, 05/17/2018 (Bahrain)	1,017,139
2,054,387	Arab Banking Corp., NY Branch, 2.05%, 06/18/2018 (Bahrain)	2,054,387
1,016,340	Arab Banking Corp., NY Branch, 2.06%, 05/10/2018 (Bahrain)	1,016,340
1,000,000	Gulf International Bank (UK), 1.36%, 05/07/2018	1,000,000
1,006,863	Gulf International Bank (UK), 1.48%, 06/05/2018	1,006,863
1,000,964	Gulf International Bank (UK), 1.57%, 09/04/2018	1,000,964
1,000,000	Gulf International Bank (UK), 1.62%, 05/22/2018	1,000,000
1,000,000	Gulf International Bank (UK), 1.65%, 05/03/2018	1,000,000
1,278,369	Kuveyt Turk Participation Bank, 2.592%, 04/16/2018 (Turkey)	1,278,369
499,980	Kuveyt Turk Participation Bank, 2.623%, 06/20/2018 (Turkey)	499,980
2,114,457	Kuveyt Turk Participation Bank, 2.624%, 06/22/2018 (Turkey)	2,114,457
1,176,478	Kuveyt Turk Participation Bank, 2.635%, 06/27/2018 (Turkey)	1,176,478
2,016,356	MayBank Islamic Bank, 1.73%, 05/24/2018 (Malaysia)	2,016,356
1,022,737	MayBank Islamic Bank, 2.05%, 11/13/2018 (Malaysia)	1,022,737

2,039,714	MayBank Islamic Bank, 2.05%, 12/03/2018 (Malaysia)	2,039,714
2,000,000	Qatar National Bank, 2.00%, 06/06/2018	2,000,000
1,000,000	Qatar National Bank, 2.08%, 05/18/2018	1,000,000
2,031,960	Qatar National Bank, 2.35%, 08/27/2018	2,031,960
500,000	Qatar National Bank, 2.44%, 07/19/2018	500,000
1,018,876	Qib, 2.20%, 04/25/2018 (UK)	1,018,876
1,319,065	Qib, 2.20%, 04/25/2018 (UK)	1,319,065
1,021,937	Qib, 2.38%, 05/31/2018 (UK)	1,021,937
2,050,236	Qib, 2.77%, 09/24/2018 (UK)	2,050,236
1,024,422	Qib, 2.84%, 10/23/2018 (UK)	1,024,422
9,605	Turkiye Finans Bank, Current Account (Turkey)	9,605

TOTAL FOR BANK DEPOSITS (Cost $32,219,885) 28.98%		32,219,885

TRADE FINANCE - 8.28%
54,135	Ecobank Transnational Inc., 3.188%, 07/11/2018	54,081
175,347	Ecobank Transnational Inc., 3.188%, 08/13/2018	175,171
80,197	Ecobank Transnational Inc., 3.875%, 09/10/2018	80,117
160,304	Government of Egypt, 3.311%, 01/30/2019	159,663
30,097	ITFC Government of Egypt II, 3.97%, 07/18/2018	30,022
31,441	ITFC Government of Egypt II, 3.90%, 07/20/2018	31,363
4,976	ITFC Government of Egypt II, 3.938%, 07/21/2018	4,964
24,867	ITFC Government of Egypt II, 3.944%, 09/28/2018	24,805
9,016	ITFC Government of Egypt II, 3.964%, 10/05/2018	8,993
25,653	ITFC Government of Egypt II, 3.972%, 10/12/2018	25,589
100,017	ITFC Government of Egypt II, 3.985%, 10/18/2018	99,767
18,418	ITFC Government of Egypt II, 3.988%, 10/19/2018	18,372
17,907	ITFC Government of Egypt II, 4.003%, 10/26/2018	17,862
11,235	ITFC Government of Egypt II, 4.0166%, 11/02/2018	11,207
26,320	ITFC Government of Egypt II, 4.033%, 11/09/2018	36,230
29,863	ITFC Government of Egypt II, 4.0556%, 11/16/2018	29,789
7,753	ITFC Government of Egypt II, 4.003%, 11/19/2018	7,734
16,821	ITFC Government of Egypt II, 4.0746%, 11/19/2018	16,779
9,014	ITFC Government of Egypt II, 4.08060%, 11/23/2018	8,992
23,310	ITFC Government of Egypt II, 4.08245%, 11/23/2018	23,251
125,579	ITFC Government of Egypt II, 4.4.084%, 11/26/2018	125,265
5,498	ITFC Government of Egypt II, 4.104%, 11/30/2018	5,484
31,000	ITFC Government of Egypt II, 4.611%, 12/07/2018	30,922
42,202	ITFC Government of Egypt II, 4.003%, 12/06/2018	42,097
15,507	ITFC Government of Egypt II, 4.003%, 12/10/2018	15,468
16,046	ITFC Government of Egypt II, 4.003%, 12/10/2018	16,005
45,275	ITFC Government of Egypt II, 4.183%, 12/14/2018	45,161
29,615	ITFC Government of Egypt II, 4.003%, 12/17/2018	29,541
15,287	ITFC Government of Egypt II, 4.222%, 12/21/2018	15,249
16,906	ITFC Government of Egypt II, 4.232%, 12/24/2018	16,864
35,857	ITFC Government of Egypt II, 4.71063%, 12/24/2018	35,767

22,981	ITFC Government of Egypt II, 4.71063%, 12/24/2018	22,923
18,835	ITFC Government of Egypt II, 4.23571%, 12/28/2018	18,788
13,747	ITFC Government of Egypt II, 4.2384%, 12/31/2018	13,713
19,467	ITFC Government of Egypt II, 4.24604%, 12/31/2018	19,418
25,021	ITFC Government of Egypt II, 4.26451%, 01/03/2019	24,958
7,623	ITFC Government of Egypt II, 4.27458%, 01/04/2019	7,604
9,188	ITFC Government of Egypt II, 4.27568%, 01/07/2019	9,165
12,276	ITFC Government of Egypt II, 4.2717%, 01/07/2019	12,245
8,954	ITFC Government of Egypt II, 4.27997%, 01/12/2019	8,932
6,970	ITFC Government of Egypt II, 4.28765%, 01/11/2019	6,953
457,143	ITFC Government of Gambia, 5.042%, 12/17/2018	456,457
114,286	ITFC Government of Gambia, 5.046%, 12/24/2018	114,114
142,857	ITFC Government of Gambia, 4.988%, 01/28/2019	142,643
74,286	ITFC Government of Gambia, 5.364%, 02/19/2019	74,174
98,142	ITFC Government of Pakistan, 3.80934%, 07/30/2018	100,203
101,882	ITFC Government of Pakistan, 3.80934%, 07/30/2018	104,022
102,832	ITFC Government of Pakistan, 3.80934%, 08/11/2018	104,991
102,880	ITFC Government of Pakistan, 3.7510%, 08/13/2018	105,041
102,669	ITFC Government of Pakistan, 3.80934%, 08/24/2018	104,825
108,467	ITFC Government of Pakistan, 3.7373%, 08/27/2018	110,745
100,675	ITFC Government of Pakistan, 3.7378%, 09/04/2018	102,789
108,315	ITFC Government of Pakistan, 3.7231%, 09/10/2018	110,590
104,364	ITFC Government of Pakistan, 3.7426%, 09/13/2018	106,556
108,172	ITFC Government of Pakistan, 3.809%, 09/21/2018	110,444
115,272	ITFC Government of Pakistan, 3.809%, 09/27/2018	117,693
107,027	ITFC Government of Pakistan, 3.817%, 10/01/2018	109,274
118,267	ITFC Government of Pakistan, 3.828%, 10/15/2018	120,750
116,097	ITFC Government of Pakistan, 3.845%, 10/18/2018	118,535
115,958	ITFC Government of Pakistan, 3.861%, 10/22/2018	118,393
112,264	ITFC Government of Pakistan, 3.879%, 11/01/2018	114,622
124,043	ITFC Government of Pakistan, 3.897%, 11/08/2018	126,648
127,452	ITFC Government of Pakistan, 3.922%, 11/19/2018	130,128
108,585	ITFC Government of Pakistan II, 3.836%, 12/13/2018	108,422
111,694	ITFC Government of Pakistan II, 3.873%, 12/17/2018	111,527
101,670	ITFC Government of Pakistan II, 3.898%, 12/24/2018	101,517
131,881	ITFC Government of Pakistan II, 4.092%, 02/11/2019	131,684
127,267	ITFC Government of Pakistan II, 4.080%, 02/08/2019	127,076
23,812	ITFC Government of Pakistan II, 4.080%, 02/19/2019	23,776
128,565	ITFC Government of Pakistan II, 4.080%, 03/07/2019	128,372
127,278	ITFC Government of Pakistan II, 4.080%, 03/21/2019	127,087
535,396	ITFC Government of Tunisia (Electricity), 2.418%, 08/22/2018	535,396
245,170	ITFC Government of Tunisia (Refining), 2.418%, 05/29/2018	245,538
184,097	ITFC Government of Tunisia (Refining), 2.418%, 06/26/2018	184,373
170,696	ITFC Government of Tunisia (Refining), 2.418%, 06/27/2018	170,952
171,399	ITFC Government of Tunisia (Refining), 2.418%, 07/09/2018	171,656
168,689	ITFC Government of Tunisia (Refining), 2.418%, 07/09/2018	168,942

59,949	ITFC Government of Tunisia (Refining), 2.418%, 09/18/2018	60,039
199,532	Office Cherifien des Phosphates, 2.503%, 06/18/2018	199,931
34,754	Office Cherifien des Phosphates, 2.503%, 06/19/2018	34,824
189,556	Office Cherifien des Phosphates, 2.503%, 06/20/2018	189,936
172,234	Office Cherifien des Phosphates, 2.503%, 06/21/2018	172,578
90,502	Office Cherifien des Phosphates, 2.503%, 06/25/2018	90,683
187,941	Office Cherifien des Phosphates, 2.503%, 06/27/2018	188,317
253,951	PT Angel ITFC 3.825% 07/15/2018	252,824
143,657	PT Angel ITFC 3.825% 07/15/2018	143,585
385,983	PT Angel ITFC 3.825% 07/15/2018	385,790
336,293	PT Pan Brothers 3.150% 06/01/2018	335,957
621,428	PT Pan Brothers 3.234% 04/26/2018	620,806

TOTAL TRADE FINANCE (Cost $9,164,851) - 8.28%		9,202,495

TOTAL FOR INVESTMENTS (Cost $109,723,373) *** - 92.22%		102,541,438

OTHER ASSETS LESS LIABILITIES - 7.78%		8,651,823

NET ASSETS - 100.00%		$ 111,193,261

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at March 31, 2018.

*** At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $109,723,373 amounted to $1,406,700, which consisted of aggregate gross unrealized appreciation of $2,015,312 and aggregate gross unrealized depreciation of $608,612.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $109,723,373 amounted to $1,406,700, which consisted of aggregate gross unrealized appreciation of $2,015,312 and aggregate gross unrealized depreciation of $608,612.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$7,895,050	$0	$0
Real Estate Investment Trusts	$771,086	$0	$0
Sukuks	$0	52,452,923	$0
Trade Finance	$0	$9,202,495	$0
Bank Deposits	$0	$32,219,885	$0
Total	$8,666,135	$93,875,303	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 29, 2018